THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your product prospectus for future reference.
___________________________________________

IMPORTANT INFORMATION REGARDING FUND NAME CHANGES

Effective May 1, 2009, certain of the Funds available through the ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q will change their names as follows:

Former Fund Name	Current Fund Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

ING VP International Value Portfolio	ING International Value Portfolio

ING VP MidCap Opportunities Portfolio	ING MidCap Opportunities Portfolio

ING VP Money Market Portfolio	ING Money Market Portfolio

ING VP SmallCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio

NOTICE OF UPCOMING FUND MERGERS

Effective July 20, 2009 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds:

Disappearing Funds	Surviving Funds

ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Continued on next page.

153405	Page 1 of 6	May 2009

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

· Prior to the Merger Effective Date, you may transfer amounts allocated to a Sub-Account that invests in a Disappearing Fund to any other available Sub-Account or to the Fixed Account. See the “Transfers Between Sub-Accounts” section on page 22 of your Contract prospectus for information about making Sub-Account transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in a Sub-Account that invests in a Disappearing Fund will automatically become an investment in the Sub-Account that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future purchase payments received that would have been allocated to a Sub-Account corresponding to a Disappearing Fund will be automatically allocated to the Sub-Account corresponding to the applicable Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050. See the “Transfers Between Sub-Accounts” section on page 22 of your Contract prospectus for iinformation about allocation changes.

· After the Merger Effective Date, the Sub-Accounts that invest in the Disappearing Funds will no longer be available through your Contract.

· You will not incur any fees or charges or any tax liability because of the mergers, and your Contract Value immediately before the mergers will equal your Contract Value immediately after the mergers.

· There will be no further disclosure regarding the Disappearing Funds in future supplements to the Contract prospectus.

· Because of the upcoming Fund mergers, the following Funds will be added, effective May 1, 2009, to your Contract as available investment options:

  ING RussellTM Large Cap Growth Index Portfolio
  ING RussellTM Large Cap Value Index Portfolio

INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACT

Effective May 1, 2009, Sub-Accounts which invest in the following Funds are available through the Contract:

  AllianceBernstein Money Market Portfolio (Class A)
  Fidelity ® VIP Contrafund Portfolio (Initial Class)
  Fidelity ® VIP Equity-Income Portfolio (Initial Class)
  Fidelity ® VIP Index 500 Portfolio (Initial Class)
  Fidelity ® VIP Investment Grade Bond Portfolio (Initial Class)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Franklin Income Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING PIMCO High Yield Portfolio (Class S)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Oppenheimer Global Portfolio (Class I)
  ING Oppenheimer Strategic Income Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Money Market Portfolio (Class I)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
  ING RussellTM Large Cap Value Index Portfolio (Class I)
  ING International Value Portfolio (Class I)
  ING MidCap Opportunities Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)
  Oppenheimer Capital Appreciation Fund/VA
153405	Page 2 of 6	May 2009

Fund Investment Advisers and Investment Objectives. The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through the Contract. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

AllianceBernstein Money Market	Investment Adviser:	Seeks safety of principal, excellent
Portfolio (Class A)	AllianceBernstein L.P.	liquidity and maximum current
income to the extent consistent with
the first two objectives.

Fidelity ® VIP Contrafund ® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management
& Research (U.K.) Inc.; Fidelity
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Management	the securities comprising the Standard
	& Research (U.K.) Inc.; Fidelity	& Poor's 500SM Index (S&P 500® ).
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

Fidelity ® VIP Index 500 Portfolio	Investment Adviser:	Seeks investment results that
(Initial Class)	Fidelity Management & Research	correspond to the total return of
	Company	common stocks publicly traded in the
	Subadvisers:	United States, as represented by the
	FMR Co., Inc; Geode Capital	S&P 500® .
Management, LLC

153405	Page 3 of 6	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	Fidelity Management & Research	income as is consistent with the
	Company	preservation of capital.
Subadvisers:
Fidelity Investments Money
Management, Inc.; Fidelity Research
& Analysis Company; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
(Class I)	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
(Class S)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC

ING Van Kampen Capital Growth	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Van Kampen

ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation
Pioneer Investment Management, Inc.

153405	Page 4 of 6	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment return,
	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those
sectors or mix thereof offers the best
investment prospects.

ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I)	ING Investments, LLC	consistent with preservation of capital
	Subadviser:	and liquidity, through investment in
	ING Investment Management Co.	high-quality money market
investments while maintaining a
stable share price of $1.00.

ING RussellTM Large Cap	Investment Adviser:	Seeks investment results (before fees
Growth Index Portfolio	ING Investments, LLC	and expenses) that correspond to the
(Class I)	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Growth Index.

ING RussellTM Large Cap	Investment Adviser:	Seeks investment results (before fees
Value Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Value Index.

ING International Value Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

ING VP MidCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Oppenheimer Capital Appreciation	Investment Adviser:	Seeks capital appreciation.
Fund/VA	Oppenheimer Funds, Inc.

153405	Page 5 of 6	May 2009

IMPORTANT INFORMATION REGARDING THE FUNDS AVAILABLE THROUGH YOUR CONTRACT

The Funds available through your Contract prior to the Annuity Commencement Date may be different than those available for investment after the Annuity Commencement Date.

For information about the Funds available through your Contract after the Annuity Commencement Date, please contact us at our:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-884-5050

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5033 Minot, ND 58702-5033 1-877-886-5050

153405	Page 6 of 6	May 2009